Financial assets and other receivables - Changes in impairment losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Change in scope of consolidation		$ 112,226
Financial assets at end of period	$ (349,232)
Accumulated impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	4,543	4,964
Impairment losses recognized	504	2,517
Amounts written off as uncollectible	(3,666)	(100)
Change in scope of consolidation		(2,750)
Exchange differences	315	(88)
Financial assets at end of period	$ 1,697	$ 4,543